COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases
	Rental of premises	Lease of motor vehicles

2015	$5,052	$561
2016	3,145	533
2017	2,735	237
2018	1,993	2
2019	1,945	-
2020 and thereafter	2,333	-

	$17,203	$1,333